Share-based Compensation - Schedule of Recognized Share-based Payment Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total share-based compensation	$ 11,884	$ 9,152	$ 8,856
Employee 2013 EIP [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total share-based compensation	1,006	2,242	5,497
Employee 2017 EIP [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total share-based compensation	$ 10,878	$ 6,910	$ 3,359